PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 94.2%
Basic Materials : 3.1%
900,000
(1)
Cleveland-Cliffs, Inc.,
6.750%,
03/15/2026 $ 904,449
1.2
500,000
(1)(2)
INEOS Finance PLC,
6.750%,
05/15/2028 491,613
0.7
400,000
(1)
INEOS Quattro Finance
2 PLC, 9.625%,
03/15/2029 426,284
0.6
500,000
(1)
SCIL IV LLC / SCIL USA
Holdings LLC, 5.375%,
11/01/2026 480,559
0.6
2,302,905
3.1
Communications : 16.0%
1,500,000
(1)(2)
Clear Channel Outdoor
Holdings, Inc., 9.000%,
09/15/2028 1,566,285
2.1
250,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 248,721
0.3
500,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 470,198
0.6
1,750,000
(1)
DISH DBS Corp.,
5.250%,
12/01/2026 1,502,594
2.0
500,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 522,336
0.7
400,000
(1)
Gen Digital, Inc.,
6.750%,
09/30/2027 407,182
0.6
1,400,000
(1)
Millennium Escrow
Corp., 6.625%,
08/01/2026 995,358
1.4
250,000  Sprint LLC, 7.125%,
06/15/2024 251,253
0.3
750,000  Sprint LLC, 7.625%,
02/15/2025 763,587
1.0
1,000,000
(1)
Summer BC Bidco
B LLC, 5.500%,
10/31/2026 937,605
1.3
1,550,000
(1)
Townsquare Media, Inc.,
6.875%,
02/01/2026 1,519,829
2.1
250,000
(1)
Uber Technologies, Inc.,
8.000%,
11/01/2026 254,812
0.4
500,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 498,999
0.7
950,000
(1)
Univision
Communications, Inc.,
8.000%,
08/15/2028 980,732
1.3
900,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 871,700
1.2
11,791,191
16.0
Consumer, Cyclical : 20.8%
250,000
(1)
Banijay Entertainment
SASU, 8.125%,
05/01/2029 257,629
0.3
500,000
(1)
Delta Air Lines, Inc.,
7.000%,
05/01/2025 509,163
0.7
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
900,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 $ 952,128
1.3
750,000
(1)
EG Global Finance
PLC, 12.000%,
11/30/2028 799,376
1.1
1,100,000  Goodyear Tire &
Rubber Co., 9.500%,
05/31/2025 1,116,879
1.5
1,500,000
(1)
LGI Homes, Inc.,
8.750%,
12/15/2028 1,596,562
2.2
200,000  Marriott International,
Inc., 5.450%,
09/15/2026 203,535
0.3
1,700,000  MGM Resorts
International, 6.750%,
05/01/2025 1,706,378
2.3
1,400,000
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 1,404,997
1.9
700,000
(1)
SeaWorld Parks &
Entertainment, Inc.,
8.750%,
05/01/2025 704,872
1.0
1,500,000
(1)
Six Flags Theme
Parks, Inc., 7.000%,
07/01/2025 1,507,935
2.0
1,500,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 7.875%,
05/01/2027 1,291,885
1.8
1,600,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 9.500%,
06/01/2028 1,356,060
1.8
1,500,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.500%,
03/01/2025 1,493,306
2.0
400,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 414,758
0.6
15,315,463
20.8
Consumer, Non-cyclical : 8.1%
1,200,000
(1)
Albion Financing
2SARL, 8.750%,
04/15/2027 1,176,000
1.6
250,000  HCA, Inc., 5.375%,
02/01/2025 249,756
0.3
1,300,000  HCA, Inc., 5.875%,
02/15/2026 1,311,600
1.8
500,000
(1)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 499,562
0.7

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000
(1)
Mobius Merger
Sub, Inc., 9.000%,
06/01/2030 $ 485,646
0.7
1,000,000
(1)
RP Escrow Issuer LLC,
5.250%,
12/15/2025 801,198
1.1
100,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
4.625%,
11/01/2026 97,303
0.1
1,400,000
(1)
WASH Multifamily
Acquisition, Inc.,
5.750%,
04/15/2026 1,348,770
1.8
5,969,835
8.1
Energy : 19.5%
250,000
(1)
CITGO Petroleum
Corp., 7.000%,
06/15/2025 249,807
0.3
600,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 617,490
0.8
1,250,000
(1)
CVR Energy, Inc.,
5.750%,
02/15/2028 1,154,431
1.6
1,500,000
(1)
CVR Energy, Inc.,
8.500%,
01/15/2029 1,493,798
2.0
1,250,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 1,182,026
1.6
1,500,000  Genesis Energy L.P.
/ Genesis Energy
Finance Corp., 8.250%,
01/15/2029 1,544,760
2.1
500,000
(1)
HF Sinclair Corp.,
6.375%,
04/15/2027 504,212
0.7
675,000
(1)
Martin Midstream
Partners L.P. / Martin
Midstream Finance
Corp., 11.500%,
02/15/2028 693,999
0.9
2,000,000
(1)
New Fortress
Energy, Inc., 6.500%,
09/30/2026 1,922,616
2.6
1,000,000
(1)
New Fortress
Energy, Inc., 6.750%,
09/15/2025 992,821
1.4
1,100,000
(1)
Sunnova Energy Corp.,
5.875%,
09/01/2026 937,354
1.3
1,000,000
(1)(2)
Sunnova Energy Corp.,
11.750%,
10/01/2028 910,915
1.2
625,000
(1)
Sunoco L.P. / Sunoco
Finance Corp., 7.000%,
09/15/2028 645,247
0.9
1,250,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,263,509
1.7
250,000
(1)
Venture Global
LNG, Inc., 9.500%,
02/01/2029 264,698
0.4
14,377,683
19.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial : 19.9%
500,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 6.500%,
07/15/2025 $ 506,561
0.7
500,000  Air Lease Corp.,
5.850%,
12/15/2027 513,344
0.7
1,100,000
(1)
Avolon Holdings
Funding Ltd., 6.375%,
05/04/2028 1,122,595
1.5
1,825,000
(1)(2)
Bread Financial
Holdings, Inc., 7.000%,
01/15/2026 1,815,565
2.5
1,250,000
(1)
Bread Financial
Holdings, Inc., 9.750%,
03/15/2029 1,296,862
1.8
200,000
(1)
Castlelake Aviation
Finance DAC, 5.000%,
04/15/2027 188,124
0.3
1,500,000
(1)
HAT Holdings I LLC /
HAT Holdings II LLC,
6.000%,
04/15/2025 1,497,330
2.0
750,000
(1)
HAT Holdings I LLC /
HAT Holdings II LLC,
8.000%,
06/15/2027 781,945
1.1
250,000
(1)
Iron Mountain, Inc.,
7.000%,
02/15/2029 257,126
0.3
2,157,000
(1)
LD Holdings Group
LLC, 6.125%,
04/01/2028 1,841,251
2.5
900,000
(1)
LD Holdings Group
LLC, 6.500%,
11/01/2025 835,281
1.1
750,000
(1)
Macquarie Airfinance
Holdings Ltd., 8.375%,
05/01/2028 786,127
1.1
200,000  Nasdaq, Inc., 5.650%,
06/28/2025 202,007
0.3
1,000,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.500%,
06/01/2025 1,006,290
1.4
250,000
(1)
PennyMac Financial
Services, Inc., 5.375%,
10/15/2025 247,343
0.3
750,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 773,102
1.0
250,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 260,078
0.3
500,000  SLM Corp., 4.200%,
10/29/2025 485,445
0.7
250,000
(1)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 248,646
0.3
14,665,022
19.9

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial : 4.0%
400,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 9.750%,
08/01/2027 $ 416,384
0.6
2,500,000
(1)
WESCO Distribution,
Inc., 7.125%,
06/15/2025 2,520,105
3.4
2,936,489
4.0
Technology : 1.3%
586,000
(1)
Consensus Cloud
Solutions, Inc., 6.000%,
10/15/2026 557,761
0.8
450,000
(1)(2)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 408,638
0.5
966,399
1.3
Utilities : 1.5%
1,050,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.375%,
06/01/2028 1,085,524
1.5
Total Corporate Bonds/
Notes
(Cost $67,891,783)
69,410,511
94.2
Total Long-Term
Investments
(Cost $67,891,783)
69,410,511
94.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 13.0%
Repurchase Agreements : 8.9%
288,670
(3)
Bank of America
Inc., Repurchase
Agreement dated
12/29/2023, 5.320%,
due 01/02/2024
(Repurchase Amount
$288,838, collateralized
by various U.S.
Government Securities,
0.000%-3.125%, Market
Value plus accrued
interest $294,443, due
08/31/27-05/15/48)
288,670
0.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,568,003
(3)
Daiwa Capital
Markets, Repurchase
Agreement dated
12/29/2023, 5.350%,
due 01/02/2024
(Repurchase
Amount $1,568,922,
collateralized by various
U.S. Government
Securities, 0.000%-
5.375%, Market Value
plus accrued interest
$1,599,364, due
01/25/24-11/15/51)
$ 1,568,003
2.1
1,568,003
(3)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
12/29/2023, 5.330%,
due 01/02/2024
(Repurchase
Amount $1,568,919,
collateralized by various
U.S. Government
Securities, 0.000%,
Market Value plus
accrued interest
$1,599,363, due
01/18/24-08/15/36)
1,568,003
2.1
1,568,003
(3)
HSBC Securities
USA, Repurchase
Agreement dated
12/29/2023, 5.340%,
due 01/02/2024
(Repurchase
Amount $1,568,921,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,599,363, due
12/01/29-12/01/53)
1,568,003
2.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,568,003
(3)
Nomura Securities,
Repurchase
Agreement dated
12/29/2023, 5.340%,
due 01/02/2024
(Repurchase
Amount $1,568,921,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.000%-
6.000%, Market Value
plus accrued interest
$1,599,693, due
03/08/27-01/01/59)
$ 1,568,003
2.1
Total Repurchase
Agreements
(Cost $6,560,682)
6,560,682
8.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.1%
3,034,042
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.260%
(Cost $3,034,042) $ 3,034,042 4.1
Total Short-Term
Investments
(Cost $9,594,724)
9,594,724
13.0
Total Investments in
Securities
(Cost $77,486,507) $ 79,005,235 107.2
Liabilities in Excess of
Other Assets
(5,295,733) (7.2)
Net Assets $ 73,709,502 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of December 31, 2023.

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Duration High Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 69,410,511 $ — $ 69,410,511
Short-Term Investments 3,034,042 6,560,682 — 9,594,724
Total Investments, at fair value $ 3,034,042 $ 75,971,193 $ — $ 79,005,235
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,800,546
Gross Unrealized Depreciation (281,818)
Net Unrealized Appreciation $ 1,518,728